CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 163,049	$ (1,313,695)
Adjustments to reconcile net income (loss) to net cash provided by (used by) operating activities:
Depreciation	0	6,546
Stock paid for services	0	36,150
Gain on extinguishment of liabilities	(165,534)	0
Bad debt recovery	(5,312)	0
Increase in non-controlling interest	0	1,074,867
Changes in operating assets and liabilities
Accounts receivable	(53,248)	94,057
Inventory	27,457	(86,619)
Accounts payable and accrued liabilities	(126,766)	350,327
Bank overdraft	(129,495)	(93,006)
Due to related parties	(37,000)	(17,500)
Accrued interest	191,953	49,069
Customer deposits	42,269	0
Net cash provided by operating activities	(92,627)	100,196
Cash flows from financing activities:
Proceeds from issuance of common stock	175,000	0
Proceeds from notes payable	0	25,320
Repayment of notes payable	(71,497)	(105,202)
Net cash used in financing activities	103,503	(79,882)
Net decrease in cash	10,876	20,314
Cash, beginning of period	518	1,519
Cash, end of period	11,394	21,833
Supplemental cash flow information:
Cash paid for interest	31,118	0
Noncash Transaction:
Conversion of preferred stock	$ 110	$ 610